Investee Companies and other investments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Schedule of Composition of Investments
Composition of the investments

	December 31
	2019	2018
	€ in thousands

Investment in shares	23,580	19,641
Long-term loans	10,595	8,774
Deferred interest	(614)	(669)
	33,561	27,746
Current Maturities of the long-term loans	-	415
	33,561	28,161

Schedule of Changes in Investments
Changes in investments

	2019	2018
Changes in equity and loans:	€ in thousands

Balance as at January 1	28,161	30,820
Repayment of long term loans	(370)	(4,576)
Interest and reevaluation in connection with long term loans	782	1,079
Deferred interest	54	52
Elimination of interest on loan from related party	(868)	(1,130)
The Company’s share of income	3,086	2,545
Foreign currency translation adjustments	2,716	(629)
Balance as at December 31	33,561	28,161

Summary of Information on Financial Position
Summary information on financial position

	Rate of ownership	Current Assets	Non- current assets	Total assets	Current liabilities	Non- current liabilities	Total liabilities	Equity attributable to the owners of the Company	Company’s share	Surplus Costs and goodwill	Other Adjustments	Carrying Amount of investment
	%	€in thousands
2019
Dori Energy	50	44	62,484	62,506	(215)	(20,852)	(21,067)	41,483	20,742	3,269	(431)	23,580

2018
Dori Energy	50	1,154	49,629	50,783	(204)	(18,005)	(18,209)	32,574	16,287	3,376	(22)	19,641

Summary of Information on Operating Results
Summary information on operating results

	Rate of ownership as of December	Income for the year	Company’s share	Elimination of interest on loan from related party	Other Adjustments	Company’s share of income of investee
	%	€ in thousands
2019
Dori Energy	50	5,281	2,640	868	(422)	3,086

2018
Dori Energy	50	3,668	1,834	1,130	(419)	2,545

Schedule of Composition of Advances on Account of Investments	Composition of Advances on account of investments
	December 31
	2019	2018
	€ in thousands
On account of the Manara PSP	883	798
	883	798

Schedule of Composition Short-term and Long-term of Financial Assets	Composition of short-term and long-term financial assets
	December 31
	2019	2018
	€ in thousands
Income receivable in connection with the A.R.Z. Electricity PSP	1,418	1,282
	1,418	1,282

Schedule of Sale of Italian Indirect Wholly-Owned Subsidiaries
Identifiable assets sold and liabilities assumed (based on provisional amounts as described hereunder):
`
December 31 2019
€ in thousands
Cash and cash equivalents	4,106

Trade and other receivables	4,569
Deferred tax and advance tax payment and tax provision	2,864
Fixed assets	41,431
Restricted cash	156
Right of use asset	1,356
Trade and other payables	(2,458)
Loans and borrowings	(30,725)
Lease liability	(1,377)
Total net identifiable assets	19,992

Capital gain	18,770
38,692
Cash and cash equivalents	(4,106)

Proceeds from sale of investments	34,586

Schedule of Identifiable Assets Acquired and Liabilities Assumed
Identifiable assets acquired and liabilities assumed (based on amounts as described hereunder):

Acquisition date
€ in thousands

Asset from concessions project	28,927
Intangible asset	5,505
Restricted cash	1,795
Long-term loan	(21,370)
Working Capital, net (excluding cash and cash equivalents)	(119)
Deferred tax	(4,887)
Total net identifiable assets	9,851

Schedule of Aggregate Cash Flows Derived
The aggregate cash flows derived for the Company as a result of the acquisition:

€ in thousands
Cash and cash equivalents paid	11,815
Less - cash and cash equivalents of the subsidiary	(1,964)
9,851

(*)The fair value of the income receivable in connection with concession project was calculated according to the cash flows expected to be received from the Israeli Electricity Authority for a period of 16 years, discounted at a weighted interest rate of 5.9% reflecting the credit risk of the debtor.

Schedule of Composition of Asset from Concession Project
Composition of Asset from concession project

Asset from concession project
€ in thousands
Balance as at December 31, 2018	27,002

Total income recognized in profit or loss	1,757
Proceeds from asset from concession project	(2,994)
Foreign Currency translation adjustments	2,820

Balance as at December 31, 2019	28,585
Less current maturities	1,463
Long-term Asset from concession project	27,122